Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2020	2019
Intangible assets subject to amortization	$159.0	$215.9
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$171.4	$228.3
[1] Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2020			2019
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$210.4	$45.8	$256.2	$173.9	$82.3
Agency relationships	159.2	65.4	93.8	159.2	54.0	105.2
Software rights	69.1	49.7	19.4	79.1	50.7	28.4
Trade name	0	0	0	34.8	34.8	0
Total	$484.5	$325.5	$159.0	$529.3	$313.4	$215.9

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2020, follows:

(millions)
Year	Amortization Expense
2021	$56.6
2022	29.2
2023	13.5
2024	11.4
2025	11.4